Discontinued Operations	3 Months Ended	12 Months Ended
	May 03, 2014	Feb. 01, 2014
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations

Note 3. Discontinued Operations

On November 27, 2013, in connection with the IPO and Restructuring Transactions, we separated the Vince and non-Vince businesses whereby the non-Vince business is now owned by Kellwood Holding, LLC, of which 100% of the membership interests are owned by the Pre-IPO Stockholders. In connection with the Restructuring Transactions, the Company issued the Kellwood Note Receivable to Kellwood Company, LLC, in the amount of $341,500, which was immediately repaid with proceeds from the IPO and new term loan facility. There was no remaining balance on the Kellwood Note Receivable after such repayment. Proceeds from the repayment of the Kellwood Note Receivable were used by Kellwood to (i) repay, discharge or repurchase indebtedness of Kellwood Company, LLC (including approximately $9,100 of accrued and unpaid interest on such indebtedness), and (ii) pay (A) the restructuring fee payable to Sun Capital Management and (B) the debt recovery bonus payable to our Chairman and Chief Executive Officer.

As the Company and Kellwood Holding, LLC were under the common control of affiliates of Sun Capital, this separation transaction resulted in a $73,081 adjustment to additional paid-in capital on our Condensed Consolidated Balance Sheet at February 1, 2014.

As a result of the separation with the non-Vince businesses, the financial results of the non-Vince businesses through the separation date of November 27, 2013, are now included in results from discontinued operations, including the three months ended May 4, 2013. The non-Vince businesses continue to operate as a stand-alone company. Due to differences in the basis of presentation for discontinued operations and the basis of presentation as a stand-alone company, the financial results of the non-Vince businesses included within discontinued operations of the Company may not be indicative of actual financial results of the non-Vince businesses as a stand-alone company.

On November 27, 2013, we entered into a Shared Services Agreement with Kellwood pursuant to which Kellwood provides support services in various operational areas as further discussed in Note 13. Other than the payments for services provided under this agreement, we do not expect any future cash flows related to the non-Vince business.

The separation of the non-Vince businesses was completed on November 27, 2013. Accordingly, there are no results from discontinued operations reflected on the Condensed Consolidated Statement of Operations for the three months ended May 3, 2014. The results of the non-Vince businesses included in discontinued operations for the three months ended May 4, 2013 are summarized in the following table (in thousands).

Three months ended May 4, 2013
Net sales	$130,714
Cost of products sold	102,548

Gross profit	28,166
Selling, general and administrative expenses	31,156
Restructuring, environmental and other charges	844
Interest expense, net	13,679
Other expense (income), net	(693)

Loss before income taxes	(16,820)
Income taxes	(11,490)

Net loss from discontinued operations, net of tax	$(5,330)

Effective tax rate	68.3%

The effective tax rate for the three months ended May 4, 2013 differs from the U.S. statutory rate of 35% primarily due to a release of valuation allowance. The release in valuation allowance is primarily due to the allocation of the disallowed tax loss on the sale of the Baby Phat trademark to intangible assets with indefinite lives resulting in fewer deferred tax liabilities that cannot be offset against deferred tax assets for valuation allowance purposes.

At May 3, 2014 and February 1, 2014, there are no remaining assets or liabilities of the non-Vince businesses reflected in the Condensed Consolidated Balance Sheet.

Note 3. Discontinued Operations

On November 27, 2013, in connection with the IPO and Restructuring Transactions, we separated the Vince and non-Vince businesses whereby the non-Vince business is now owned by Kellwood Holding, LLC, of which 100% of the membership interests are owned by the Pre-IPO Stockholders. In connection with the Restructuring Transactions, the Company issued the Kellwood Note Receivable to Kellwood Company, LLC, in the amount of $341,500, which was immediately repaid with proceeds from the IPO and new term loan facility. There was no remaining balance on the Kellwood Note Receivable after such repayment. Proceeds from the repayment of the Kellwood Note Receivable were used by Kellwood to (i) repay, discharge or repurchase indebtedness of Kellwood Company, LLC (including approximately $9,100 of accrued and unpaid interest on such indebtedness), and (ii) pay (A) the restructuring fee payable to Sun Capital Management and (B) the debt recovery bonus payable to our Chairman and Chief Executive Officer.

As the Company and Kellwood Holding, LLC are under the common control of affiliates of Sun Capital, this separation transaction resulted in a $73,081 adjustment to additional paid in capital on our Consolidated Balance Sheet at February 1, 2014.

As a result of the separation with the non-Vince businesses, the financial results of the non-Vince businesses through the separation date of November 27, 2013, are now included in results from discontinued operations. The non-Vince businesses continue to operate as a stand-alone company. Due to differences in the basis of presentation for discontinued operations and the basis of presentation as a stand-alone company, the financial results of the non-Vince businesses included within discontinued operations of the Company may not be indicative of actual financial results of the non-Vince businesses as a stand-alone company.

On November 27, 2013, we entered into a Shared Services agreement with Kellwood pursuant to which Kellwood provides support services in various operational areas as further discussed in Note 15. Other than the payments for services provided under this agreement, we do not expect any future cash flows related to the non-Vince business.

The results of the non-Vince businesses included in discontinued operations (through the separation of the non-Vince businesses on November 27, 2013) for the fiscal years ended February 1, 2014, February 2, 2013 and January 28, 2012 are summarized in the following table (in thousands).

	Fiscal Year
	2013	2012	2011
Net sales	$400,848	$514,806	$550,790
Cost of products sold	313,620	409,763	446,494

Gross profit	87,228	105,043	104,296
Selling, general and administrative expenses	98,016	132,871	141,248
Restructuring, environmental and other charges	1,628	5,732	3,139
Impairment of long-lived assets (excluding goodwill)	1,399	6,497	8,418
Impairment of goodwill	—	—	11,046
Change in fair value of contingent consideration	1,473	(7,162)	(1,578)
Interest expense, net	46,677	55,316	46,256
Other expense (income), net	498	(9,776)	1,448

Loss before income taxes	(62,463)	(78,435)	(105,681)
Income taxes	(11,648)	(421)	263

Net loss from discontinued operations, net of tax	$(50,815)	$(78,014)	$(105,944)

Effective tax rate	18.6%	0.5%	(0.2)%

The fiscal 2013 effective tax rate for discontinued operations differs from the U.S. statutory rate of 35% primarily due to the release of valuation allowance. The release in valuation allowance is primarily due to the allocation of the disallowed tax loss on the sale of a trademark to intangible assets with indefinite lives resulting in fewer deferred tax liabilities that cannot be offset against deferred tax assets for valuation allowance purposes. The fiscal 2012 and fiscal 2011 effective tax rates for discontinued operations differ from the U.S. statutory rate of 35% primarily due to a full valuation allowance on current year deferred tax assets offset in part by state taxes.

At February 1, 2014, there are no remaining assets or liabilities of the non-Vince businesses reflected in the consolidated balance sheet. At February 2, 2013, the major components of assets and liabilities of discontinued operations were as follows (in thousands):

February 2, 2013
Current assets
Cash	$1,564
Receivables, net	77,918
Inventories, net	56,698
Prepaid expenses and other current assets	5,177

Total current assets	141,357
Property, net	11,016
Goodwill	2,130
Other intangible assets, net	38,895
Other assets	7,434

Total assets	$200,832

Current liabilities
Short-term borrowings	$79,783
Accounts payable	53,682
Other current liabilities	25,676

Total current liabilities	159,141
Long-term debt	370,318
Deferred income taxes	1,946
Other liabilities	35,089

Total liabilities	$566,494

Financing arrangements of the non-Vince business

Short-term borrowings represent borrowings under the Credit Agreement (as defined herein), as amended. On October 19, 2011 Kellwood Company and certain of its domestic subsidiaries, as borrowers, entered into a Credit Agreement (the “Credit Agreement”) with Wells Fargo Bank, National Association, as agent, and lenders from time to time. The Credit Agreement provided a non-amortizing senior revolving credit facility with aggregate lending commitments of $160,000, of which $5,000 was permanently extinguished during fiscal 2012. The amount which the borrowers could borrow was determined on the basis of a borrowing base formula, and borrowings were secured by a first-priority security interest in substantially all of the assets of the borrowers, including the assets of Vince, LLC. Borrowings bore interest at a rate per annum equal to an applicable margin (generally 1.25%-1.75% per annum at the borrowers’ election, LIBOR or a Base Rate (as defined in the Credit Agreement)). On November 27, 2013, in connection with the consummation of the IPO and Restructuring Transactions, the Credit Agreement was amended and restated in accordance with its terms. After such amendment and restatement, neither VHC nor any of its subsidiaries have any obligations thereunder.

Long-term debt, net of applicable discounts or premiums, consisted of the following at February 2, 2013 (in thousands):

February 2, 2013
Cerberus Term Loan Agreement	$45,431
Sun Term Loan Agreements	107,244
12.875% 2009 Debentures due December 31, 2014	139,378
7.625% 1997 Debentures due October 15, 2017	78,054
3.5% 2004 Convertible Debentures due June 15, 2034	211

Total long-term debt of discontinued operations	$370,318

Cerberus Term Loan

On October 19, 2011, Kellwood Company and certain of its domestic subsidiaries, as borrowers (the “Cerberus Borrowers”), entered into a term loan agreement (the “Term Loan Agreement”), as amended, with Cerberus Business Finance, LLC (the “Agent”), as agent and the lenders from time to time party thereto. The Term Loan Agreement provided the Cerberus Borrowers with a non-amortizing secured Cerberus Term Loan in an aggregate amount of $55,000 (the “Cerberus Term Loan”), of which $10,000 was repaid during fiscal 2012. All borrowings under the Cerberus Term Loan bore interest at a rate per annum equal to an applicable margin (10.25%-11.25% per annum for LIBOR Rate Loans (as defined in the Term Loan Agreement) and 7.75%-8.75% for Reference Rate Loans (as defined in the Term Loan Agreement)) plus, at the Cerberus Borrowers’ election, LIBOR or a Reference Rate as defined in the Term Loan Agreement. The agreement also provided for a portion of such interest equal to 1% per annum to be paid-in-kind and added to the principal amount of such term loans. The Cerberus Term Loan was secured by a security interest in substantially all of the assets of the Cerberus Borrowers, including Vince, LLC. On November 27, 2013, in connection with the closing of the IPO and Restructuring Transactions, the Cerberus Term Loan was repaid with the proceeds from the repayment of the Kellwood Note Receivable, as such neither VHC nor any of its subsidiaries have any obligations thereunder.

Sun Term Loan Agreements

Since fiscal year 2009, Kellwood Company and certain of its domestic subsidiaries, as borrowers (the “Sun Term Loan Borrowers”), entered into various term loan agreements (“Sun Term Loan Agreements”) with affiliates of Sun Capital, as lenders, and Sun Kellwood Finance, as collateral agent. The Sun Term Loan Agreements were secured by a security interest in substantially all of the assets of the Sun Term Loan Borrowers, which included the assets of Vince, LLC, which security interest was contractually subordinated to the security interests of the lenders under the Credit Agreement and the Cerberus Term Loan. These term loans bore interest at a rate per annum of 5.0%-6.0% paid-in-kind and added to the principal amounts of such term loans. On November 27, 2013, in connection with the closing of the IPO and Restructuring Transactions, the Sun Term Loan Agreements were discharged through (i) the application of the Kellwood Note Receivable proceeds and (ii) capital contributions by Sun Capital affiliates, as such neither VHC nor any of its subsidiaries have any obligations thereunder.

12.875% Notes

Interest on the 12.875% 2009 Debentures due December 31, 2014 of Kellwood Company (the “12.875% Notes”) was paid (a) in cash at a rate of 7.875% per annum payable in January and July; and (b) in the form of PIK interest at a rate of 5.0% per annum (“PIK Interest”) payable either by increasing the principal amount of the outstanding 12.875% Notes, or by issuing additional 12.875% Notes with a principal amount equal to the PIK Interest accrued for the interest period. The 12.875% Notes were guaranteed by various of Kellwood Company’s subsidiaries on a secured basis (including the assets of Vince, LLC), which security interest was contractually subordinated to security interests of lenders under the Credit Agreement, the Cerberus Term Loan and the Sun Term Loan Agreements. On November 27, 2013, in connection with the closing of the IPO and Restructuring Transactions, the 12.875% Notes were redeemed with proceeds from the repayment of the Kellwood Note Receivable, at which time VHC and all subsidiaries were released as a guarantor and the obligations under the indenture were satisfied and discharged.

7.625% Notes

Interest on the 7.625% 1997 Debentures due October 15, 2017 of Kellwood Company (the “7.625% Notes”) is payable in cash at a rate of 7.625% per annum in April and October. On November 27, 2013, in connection with the closing of the IPO and as an early settlement of the tender offer, Kellwood Company, LLC accepted for purchase (and cancelled) approximately $33,474 in aggregate principal amount of the 7.625% Notes. On December 12, 2013, as part of the final settlement of the tender offer, Kellwood Company, LLC accepted for purchase (and cancelled) an additional $4,670 in aggregate principal amount of the 7.625% Notes. After giving effect to these settlements, approximately $48,809 of the 7.625% Notes remain issued and outstanding; provided, that neither VHC nor its subsidiaries are a guarantor or obligor of such notes.